Note 3 - Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended				3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 1999 acre
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for Doubtful Accounts Receivable			$ 0		$ 0		$ 0
Depreciation	326,222	108,386	1,164,366		317,570	280,991
Unrecognized Tax Benefits	0		0		0		0
Weighted Average Number of Shares Outstanding, Basic and Diluted (in Shares)	95,107,112	94,692,696	94,895,194		94,303,264	89,552,788
Outstanding Options and Warrants to Purchase Common Stock Not Included in Diluted Computation (in Shares)	18,626,046	22,083,046
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)			48,312,435		29,583,046	21,660,400
Additional Depreciation [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Depreciation			587,427				587,427
Convertible Debt Securities [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	30,086,390	8,106,618	30,086,389		7,500,000
Building and Building Improvements [Member] | Maximum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	40 years		40 years	[1]			40 years
Mining Equipment [Member] | Maximum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	7 years		7 years	[1]			7 years
PIK Note [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Convertible Debt, Fair Value Disclosures	$ 27,870,828		$ 27,488,811		$ 10,500,000		$ 27,488,811
Park Copper Mining Company [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Volume of Timber and Mineral Property Held (in Acres)								100

[1]	See Note 4 for explanation of a change in useful life in 2014.